UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number: __________
     This Amendment (Check only one.):     [  ] is a restatement.
                                           [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:         Westchester Capital Management, LLC
              -----------------------------------
Address:      100 Summit Lake Drive
              ---------------------
              Valhalla, NY 10595
              ------------------

Form 13F File Number:      028-14257


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Bruce Rubin
              -----------
Title:        Chief Operating Officer and Chief Compliance Officer
              ----------------------------------------------------
Phone:        914-741-5600
              ------------

Signature, Place, and Date of Signing:

   /s/ Bruce Rubin                      Valhalla, New York            11/14/11
---------------------------------       ---------------------         --------
          [Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       182

Form 13F Information Table Value Total:       $4,296,316 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
---      --------------------       ----
1        28-11493                   Green & Smith Investment Management L.L.C.

FORM 13F
Westchester Capital Management, LLC
September 30, 2011

                                                                 Value    SHRS or  SH/ PUT/ Investment             Voting Authority
Name of Issuer                       Title of Class    CUSIP    x.$1000   PRN Amt  PRN CALL Discretion  Managers  Sole  Shares  None
Advanced Micro Devices Inc.          NOTE 5.75% 8/1   007903AN7      528    520,000 PRN      (a) Sole             Sole
Altria Group, Inc.                   COM              02209S103    2,217        827 SH  PUT  (a) Sole             Sole
Altria Group, Inc.                   COM              02209S103    2,217     82,700 SH       (a) Sole             Sole
American Electric Power Co. Inc.     COM              025537101   24,873    654,200 SH       (a) Sole             Sole
American Electric Power Co. Inc.     COM              025537101    1,840     48,400 SH       (b) Other      1     Sole
American Electric Power Co. Inc.     COM              025537101   24,705      6,498 SH  PUT  (a) Sole             Sole
American Electric Power Co. Inc.     COM              025537101    1,840        484 SH  PUT  (b) Other      1     Sole
Arch Chemicals, Inc.                 COM              03937R102    3,085     65,745 SH       (a) Sole             Sole
Arch Chemicals, Inc.                 COM              03937R102      455      9,700 SH       (b) Other      1     Sole
AT&T Inc.                            COM              00206R102  113,498  3,979,600 SH       (a) Sole             Sole
AT&T Inc.                            COM              00206R102    2,493     87,400 SH       (b) Other      1     Sole
AT&T Inc.                            COM              00206R102   22,836      8,007 SH  PUT  (a) Sole             Sole
AT&T Inc.                            COM              00206R102      550        193 SH  PUT  (b) Other      1     Sole
AT&T Inc.                            COM              00206R102   87,870     30,810 SH  PUT  (a) Sole             Sole
AT&T Inc.                            COM              00206R102    1,882        660 SH  PUT  (b) Other      1     Sole
Bank of America Corp.                7.25% CNV PFD L  060505682    2,027      2,650 SH       (a) Sole             Sole
Barnes & Noble, Inc.                 COM              067774109    4,403    372,200 SH       (a) Sole             Sole
Barnes & Noble, Inc.                 COM              067774109      414     35,002 SH       (b) Other      1     Sole
BJ's Wholesale Club, Inc.            COM              05548J106       51      1,000 SH       (a) Sole             Sole
Blackboard Inc.                      COM              091935502   65,702  1,471,150 SH       (a) Sole             Sole
Blackboard Inc.                      COM              091935502    1,277     28,600 SH       (b) Other      1     Sole
CenturyLink, Inc.                    COM              156700106   11,267      3,402 SH  PUT  (a) Sole             Sole
CenturyLink, Inc.                    COM              156700106      325         98 SH  PUT  (b) Other      1     Sole
CenturyLink, Inc.                    COM              156700106   31,875      9,624 SH  PUT  (a) Sole             Sole
CenturyLink, Inc.                    COM              156700106      583        176 SH  PUT  (b) Other      1     Sole
CenturyLink, Inc.                    COM              156700106   50,383  1,521,219 SH       (a) Sole             Sole
CenturyLink, Inc.                    COM              156700106    1,117     33,721 SH       (b) Other      1     Sole
Cephalon Inc.                        COM              156708109  285,976  3,543,688 SH       (a) Sole             Sole
Cephalon Inc.                        COM              156708109    5,742     71,150 SH       (b) Other      1     Sole
Citigroup Inc.                       COM NEW          172967424      769     30,000 SH       (a) Sole             Sole
Clorox Company                       COM              189054109   50,895    767,300 SH       (a) Sole             Sole
Clorox Company                       COM              189054109      889     13,400 SH       (b) Other      1     Sole
Clorox Company                       COM              189054109   50,888      7,672 SH  PUT  (a) Sole             Sole
Clorox Company                       COM              189054109      889        134 SH  PUT  (b) Other      1     Sole
Colgate-Palmolive Company            COM              194162103   57,154    644,500 SH       (a) Sole             Sole
Colgate-Palmolive Company            COM              194162103    1,454     16,400 SH       (b) Other      1     Sole
Colgate-Palmolive Company            COM              194162103   57,154      6,445 SH  PUT  (a) Sole             Sole
Colgate-Palmolive Company            COM              194162103    1,454        164 SH  PUT  (b) Other      1     Sole
Comcast Corporation New              CL A SPL         20030N200   16,504    797,678 SH       (a) Sole             Sole
ConocoPhillips                       COM              20825C104   49,694    784,800 SH       (a) Sole             Sole
ConocoPhillips                       COM              20825C104      899     14,200 SH       (b) Other      1     Sole
ConocoPhillips                       COM              20825C104   49,694      7,848 SH  PUT  (a) Sole             Sole
ConocoPhillips                       COM              20825C104      899        142 SH  PUT  (b) Other      1     Sole
Constellation Energy Group Inc.      COM              210371100   90,534  2,378,710 SH       (a) Sole             Sole
Constellation Energy Group Inc.      COM              210371100    2,238     58,800 SH       (b) Other      1     Sole
Constellation Energy Group Inc.      COM              210371100   25,767      6,770 SH  PUT  (a) Sole             Sole
Constellation Energy Group Inc.      COM              210371100      495        130 SH  PUT  (b) Other      1     Sole
Dollar Thrifty Automotive Group,
  Inc.                               COM              256743105  134,435  2,387,825 SH       (a) Sole             Sole
Dollar Thrifty Automotive Group,
  Inc.                               COM              256743105    3,158     56,100 SH       (b) Other      1     Sole
DPL Inc.                             COM              233293109   98,926  3,282,230 SH       (a) Sole             Sole
DPL Inc.                             COM              233293109    1,986     65,900 SH       (b) Other      1     Sole
Eaton Vance Floating-Rate Income
  Trust                              COM              278279104    1,308     92,807 SH       (a) Sole             Sole
El Paso Corporation                  COM              28336L109   28,162  1,611,100 SH       (a) Sole             Sole
El Paso Corporation                  COM              28336L109      907     51,900 SH       (b) Other      1     Sole
El Paso Corporation                  COM              28336L109   28,162     16,111 SH  PUT  (a) Sole             Sole
El Paso Corporation                  COM              28336L109      907        519 SH  PUT  (b) Other      1     Sole
EMC Corp.                            COM              268648102    4,777    227,600 SH       (a) Sole             Sole
EMC Corp.                            COM              268648102      477     22,733 SH       (b) Other      1     Sole
Emdeon, Inc.                         CL A             29084T104    8,635    459,534 SH       (a) Sole             Sole
Emdeon, Inc.                         CL A             29084T104    1,389     73,900 SH       (b) Other      1     Sole
EXCO Resources Inc.                  COM              269279402   52,813  4,926,614 SH       (a) Sole             Sole
EXCO Resources Inc.                  COM              269279402    1,564    145,855 SH       (b) Other      1     Sole
Global Industries, Ltd.              COM              379336100   42,372  5,350,000 SH       (a) Sole             Sole
Goodrich Corporation                 COM              382388106  211,431  1,751,994 SH       (a) Sole             Sole
Goodrich Corporation                 COM              382388106    3,802     31,502 SH       (b) Other      1     Sole
Harleysville Group Inc.              COM              412824104       29        500 SH       (a) Sole             Sole
Harleysville Group Inc.              COM              412824104      542      9,200 SH       (b) Other      1     Sole
Hewlett-Packard Company              COM              428236103   24,704  1,100,400 SH       (a) Sole             Sole
Hewlett-Packard Company              COM              428236103      440     19,600 SH       (b) Other      1     Sole
Hewlett-Packard Company              COM              428236103   12,354      5,503 SH  PUT  (a) Sole             Sole
Hewlett-Packard Company              COM              428236103      218         97 SH  PUT  (b) Other      1     Sole
Hewlett-Packard Company              COM              428236103   12,350      5,501 SH  PUT  (a) Sole             Sole
Hewlett-Packard Company              COM              428236103      222         99 SH  PUT  (b) Other      1     Sole
Huntsman Corporation                 COM              447011107    9,025    933,300 SH       (a) Sole             Sole
Huntsman Corporation                 COM              447011107      290     30,000 SH       (b) Other      1     Sole
iShares Trust                        HIGH YLD COPR    464288513    8,134        982 SH  PUT  (a) Sole             Sole
iShares Trust                        HIGH YLD COPR    464288513      149         18 SH  PUT  (b) Other      1     Sole
iShares Trust                        HIGH YLD COPR    464288513    8,134        982 SH  PUT  (a) Sole             Sole
iShares Trust                        HIGH YLD COPR    464288513      149         18 SH  PUT  (b) Other      1     Sole
ITT Corporation                      COM              450911102   92,618  2,205,200 SH       (a) Sole             Sole
ITT Corporation                      COM              450911102    1,050     25,000 SH       (b) Other      1     Sole
ITT Corporation                      COM              450911102    8,912      2,122 SH  PUT  (a) Sole             Sole
ITT Corporation                      COM              450911102      101         24 SH  PUT  (b) Other      1     Sole
ITT Corporation                      COM              450911102   20,765      4,944 SH  PUT  (a) Sole             Sole
ITT Corporation                      COM              450911102      235         56 SH  PUT  (b) Other      1     Sole
ITT Corporation                      COM              450911102   62,941     14,986 SH  PUT  (a) Sole             Sole
ITT Corporation                      COM              450911102      714        170 SH  PUT  (b) Other      1     Sole
Keycorp New                          PFD 7.75% SR A   493267405    2,974     29,157 SH       (a) Sole             Sole
Kimberly-Clark Corporation           COM              494368103    2,748     38,700 SH       (a) Sole             Sole
Kimberly-Clark Corporation           COM              494368103    2,748        387 SH  PUT  (a) Sole             Sole
Kinetic Concepts, Inc.               COM NEW          49460W208  123,976  1,881,565 SH       (a) Sole             Sole
Kinetic Concepts, Inc.               COM NEW          49460W208    2,372     36,000 SH       (b) Other      1     Sole
Kraft Foods, Inc.                    CL A             50075N104   15,900      4,735 SH  PUT  (a) Sole             Sole
Kraft Foods, Inc.                    CL A             50075N104      890        265 SH  PUT  (b) Other      1     Sole
Kraft Foods, Inc.                    CL A             50075N104   15,900    473,500 SH       (a) Sole             Sole
Kraft Foods, Inc.                    CL A             50075N104      890     26,500 SH       (b) Other      1     Sole
Marriott International Inc. New      CL A             571903202   15,769    578,900 SH       (a) Sole             Sole
Marriott International Inc. New      CL A             571903202      575     21,100 SH       (b) Other      1     Sole
Marriott International Inc. New      CL A             571903202   15,769      5,789 SH  PUT  (a) Sole             Sole
Marriott International Inc. New      CL A             571903202      575        211 SH  PUT  (b) Other      1     Sole
McGraw-Hill Companies, Inc.          COM              580645109   12,300    300,000 SH       (a) Sole             Sole
McGraw-Hill Companies, Inc.          COM              580645109      209         51 SH  PUT  (a) Sole             Sole
McGraw-Hill Companies, Inc.          PUTS             580645109   12,091      2,949 SH  PUT  (a) Sole             Sole
Mead Johnson Nutrition Co.           COM              582839106   43,514    632,200 SH       (a) Sole             Sole
Mead Johnson Nutrition Co.           COM              582839106    1,301     18,900 SH       (b) Other      1     Sole
Mead Johnson Nutrition Co.           COM              582839106   43,514      6,322 SH  PUT  (a) Sole             Sole
Mead Johnson Nutrition Co.           COM              582839106    1,301        189 SH  PUT  (b) Other      1     Sole
Medco Health Solutions, Inc.         COM              58405U102   38,051    811,500 SH       (a) Sole             Sole
Medco Health Solutions, Inc.         COM              58405U102      633     13,500 SH       (b) Other      1     Sole
Merck & Co. Inc. New                 COM              58933Y105    2,473     75,600 SH       (a) Sole             Sole
Merck & Co. Inc. New                 COM              58933Y105    2,473        756 SH  PUT  (a) Sole             Sole
Motorola Mobility Holdings, Inc.     COM              620097105  250,938  6,642,098 SH       (a) Sole             Sole
Motorola Mobility Holdings, Inc.     COM              620097105    5,340    141,351 SH       (b) Other      1     Sole
Nalco Holding Co.                    COM              62985Q101  147,514  4,217,085 SH       (a) Sole             Sole
Nalco Holding Co.                    COM              62985Q101    3,689    105,465 SH       (b) Other      1     Sole
National Westminster Bank plc        SPON ADR C       638539882    2,372    132,600 SH       (a) Sole             Sole
NetLogic Microsystems Inc.           COM              64118B100  180,573  3,753,344 SH       (a) Sole             Sole
NetLogic Microsystems Inc.           COM              64118B100    3,474     72,204 SH       (b) Other      1     Sole
Nicor Inc.                           COM              654086107    3,391     61,650 SH       (a) Sole             Sole
Nicor Inc.                           COM              654086107       69      1,250 SH       (b) Other      1     Sole
NYSE Euronext                        COM              629491101   97,059  4,176,398 SH       (a) Sole             Sole
NYSE Euronext                        COM              629491101    2,438    104,902 SH       (b) Other      1     Sole
Pfizer Inc.                          COM              717081103   10,919    617,600 SH       (a) Sole             Sole
Pfizer Inc.                          COM              717081103   10,919      6,176 SH  PUT  (a) Sole             Sole
Procter & Gamble Co.                 COM              742718109    2,085     33,000 SH       (a) Sole             Sole
Procter & Gamble Co.                 COM              742718109    2,085        330 SH  PUT  (a) Sole             Sole
Progress Energy Inc.                 COM              743263105   42,457    820,900 SH       (a) Sole             Sole
Progress Energy Inc.                 COM              743263105    2,038     39,400 SH       (b) Other      1     Sole
Progress Energy Inc.                 COM              743263105   42,441      8,206 SH  PUT  (a) Sole             Sole
Progress Energy Inc.                 COM              743263105    2,038        394 SH  PUT  (b) Other      1     Sole
Range Resources Corporation          COM              75281A109   22,981    393,100 SH       (a) Sole             Sole
Range Resources Corporation          COM              75281A109      403      6,900 SH       (b) Other      1     Sole
Range Resources Corporation          COM              75281A109   22,981      3,931 SH  PUT  (a) Sole             Sole
Range Resources Corporation          COM              75281A109      403         69 SH  PUT  (b) Other      1     Sole
Rio Tinto plc                        SPONSORED ADR    767204100   14,417    327,071 SH       (a) Sole             Sole
Rio Tinto plc                        SPONSORED ADR    767204100      838     19,000 SH       (b) Other      1     Sole
Royal Bank of Scotland plc           SPON ADR SER H   780097879      962     56,035 SH       (a) Sole             Sole
Sara Lee Corp.                       COM              803111103   38,215  2,337,300 SH       (a) Sole             Sole
Sara Lee Corp.                       COM              803111103    1,897    116,000 SH       (b) Other      1     Sole
Sara Lee Corp.                       COM              803111103   38,215     23,373 SH  PUT  (a) Sole             Sole
Sara Lee Corp.                       COM              803111103    1,897      1,160 SH  PUT  (b) Other      1     Sole
Savient Pharmaceuticals Inc.         COM              80517Q100    2,032    495,693 SH       (a) Sole             Sole
Savient Pharmaceuticals Inc.         COM              80517Q100      156     38,110 SH       (b) Other      1     Sole
Select Sector SPDR Trust             SBI INT - ENERGY 81369Y506    5,044        862 SH  PUT  (a) Sole             Sole
Select Sector SPDR Trust             SBI INT - ENERGY 81369Y506      117         20 SH  PUT  (b) Other      1     Sole
Select Sector SPDR Trust             SBI INT - ENERGY 81369Y506    8,496      1,452 SH  PUT  (a) Sole             Sole
Select Sector SPDR Trust             SBI INT - ENERGY 81369Y506      281         48 SH  PUT  (b) Other      1     Sole
Select Sector SPDR Trust             SBI MATERIALS    81369Y100    1,885        642 SH  PUT  (a) Sole             Sole
Select Sector SPDR Trust             SBI MATERIALS    81369Y100      176         60 SH  PUT  (b) Other      1     Sole
Select Sector SPDR Trust             TECHNOLOGY       81369Y803    5,371      2,276 SH  PUT  (a) Sole             Sole
Select Sector SPDR Trust             TECHNOLOGY       81369Y803      529        224 SH  PUT  (b) Other      1     Sole
Semiconductor HOLDRs Trust           DEP RCPT         816636203    2,651        932 SH  PUT  (a) Sole             Sole
Semiconductor HOLDRs Trust           DEP RCPT         816636203       51         18 SH  PUT  (b) Other      1     Sole
Southern Union Company New           COM              844030106   85,179  2,099,548 SH       (a) Sole             Sole
Southern Union Company New           COM              844030106    3,461     85,300 SH       (b) Other      1     Sole
SPDR S&P 500 ETF Trust               TR UNIT          78462F103  222,351     19,651 SH  PUT  (a) Sole             Sole
SPDR S&P 500 ETF Trust               TR UNIT          78462F103    3,949        349 SH  PUT  (b) Other      1     Sole
SPDR Series Trust                    S&P RETAIL ETF   78464A714    4,294        929 SH  PUT  (a) Sole             Sole
SPDR Series Trust                    S&P RETAIL ETF   78464A714       92         20 SH  PUT  (b) Other      1     Sole
SunPower Corp.                       COM CL B         867652307      777    105,716 SH       (a) Sole             Sole
SunPower Corp.                       COM CL B         867652307       40      5,486 SH       (b) Other      1     Sole
Telephone and Data Systems, Inc.     SPL COM          879433860    3,287    166,237 SH       (a) Sole             Sole
Telephone and Data Systems, Inc.     SPL COM          879433860      831     42,054 SH       (b) Other      1     Sole
Temple-Inland Inc.                   COM              879868107  166,455  5,306,189 SH       (a) Sole             Sole
Temple-Inland Inc.                   COM              879868107    3,280    104,558 SH       (b) Other      1     Sole
Transatlantic Holdings, Inc.         COM              893521104   65,107  1,341,869 SH       (a) Sole             Sole
Transatlantic Holdings, Inc.         COM              893521104    2,698     55,600 SH       (b) Other      1     Sole
Varian Semiconductor Equipment
  Assoc. Inc                         COM              922207105  182,762  2,988,752 SH       (a) Sole             Sole
Varian Semiconductor Equipment
  Assoc. Inc                         COM              922207105    3,718     60,800 SH       (b) Other      1     Sole
Ventas, Inc.                         COM              92276F100      225      4,557 SH       (a) Sole             Sole
Ventas, Inc.                         COM              92276F100        8        165 SH       (b) Other      1     Sole
Verizon Communications Inc.          COM              92343V104   13,130    356,800 SH       (a) Sole             Sole
Verizon Communications Inc.          COM              92343V104      478     13,000 SH       (b) Other      1     Sole
Verizon Communications Inc.          COM              92343V104   13,130      3,568 SH  PUT  (a) Sole             Sole
Verizon Communications Inc.          COM              92343V104      478        130 SH  PUT  (b) Other      1     Sole
Wal-Mart Stores Inc.                 COM              931142103    1,090        210 SH  PUT  (a) Sole             Sole
Wal-Mart Stores Inc.                 COM              931142103    1,090     21,000 SH       (a) Sole             Sole
Wells Fargo Co. New                  PERP PFD CNV A   949746804    2,580      2,500 SH       (a) Sole             Sole
Williams Companies Nov.23 put        COM              969457100   37,021     15,210 SH  PUT  (a) Sole             Sole
Williams Companies Nov.23 put        COM              969457100      706        290 SH  PUT  (b) Other      1     Sole
Williams Companies, Inc.             COM              969457100   37,021  1,521,000 SH       (a) Sole             Sole
Williams Companies, Inc.             COM              969457100      706     29,000 SH       (b) Other      1     Sole
Total                                                          4,296,316